EQUITY INVESTMENTS, NET (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended					1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended									1 Months Ended		12 Months Ended			1 Months Ended						1 Months Ended						1 Months Ended						1 Months Ended						1 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)	May 15, 2014 Yinlong [Member]	Dec. 01, 2013 Yinlong [Member]	Dec. 31, 2014 NQ Guotai [Member] USD ($)	Dec. 31, 2013 NQ Guotai [Member] USD ($)	Jun. 30, 2013 NQ Guotai [Member] USD ($)	Jun. 30, 2013 NQ Guotai [Member] CNY	Apr. 09, 2013 NQ Guotai [Member] Tianjin Qingyun [Member] USD ($)	Apr. 09, 2013 NQ Guotai [Member] Tianjin Qingyun [Member] CNY	Dec. 31, 2012 NQ Guotai [Member] Tianjin Qingyun [Member] USD ($)	Dec. 31, 2012 NQ Guotai [Member] Tianjin Qingyun [Member] CNY	Apr. 09, 2013 NQ Guotai [Member] Wangqin Guotai (Beijing) Capital Fund Management Ltd. [Member] USD ($)	Apr. 09, 2013 NQ Guotai [Member] Wangqin Guotai (Beijing) Capital Fund Management Ltd. [Member] CNY	Dec. 31, 2014 GEMA [Member]	Sep. 30, 2013 GEMA [Member] NationSky [Member] USD ($)	Jun. 30, 2012 Pansi [Member] USD ($)	Dec. 31, 2014 Pansi [Member] USD ($)		Dec. 31, 2013 Pansi [Member] USD ($)		Jun. 30, 2012 Shifang [Member] USD ($)	Dec. 31, 2014 Shifang [Member] USD ($)		Dec. 31, 2013 Shifang [Member] USD ($)		Dec. 31, 2014 Hissage [Member] USD ($)		Dec. 31, 2013 Hissage [Member] USD ($)		Aug. 31, 2012 Hissage [Member] USD ($)	Aug. 31, 2012 Hissage [Member] Common Shares [Member] USD ($)	Aug. 31, 2012 SIINE [Member] USD ($)	Dec. 31, 2014 SIINE [Member] USD ($)	Dec. 31, 2013 SIINE [Member] USD ($)		Sep. 30, 2012 Yinlong [Member] USD ($)	May 31, 2013 Asia Smart [Member] USD ($)	Dec. 31, 2014 Asia Smart [Member] USD ($)		Dec. 31, 2013 Asia Smart [Member] USD ($)		May 31, 2013 Asia Smart [Member] Common Shares [Member] USD ($)	Jun. 30, 2013 Hetu [Member] USD ($)	Dec. 31, 2014 Hetu [Member] USD ($)		Dec. 31, 2013 Hetu [Member] USD ($)		Jun. 30, 2013 Hetu [Member] Common Shares [Member] USD ($)	Sep. 30, 2013 Showself [Member] USD ($)	Dec. 31, 2014 Showself [Member] USD ($)	May 31, 2014 Showself [Member]	Dec. 31, 2013 Showself [Member] USD ($)		Sep. 30, 2013 Showself [Member] Common Shares [Member] USD ($)	Dec. 31, 2013 Huayong [Member] USD ($)		Sep. 30, 2013 Huayong [Member] USD ($)	Dec. 31, 2014 Huayong [Member] USD ($)	Jan. 31, 2014 Huayong [Member]	Dec. 31, 2013 Huayong [Member] Common Shares [Member] USD ($)	Dec. 31, 2014 Zhijian [Member] USD ($)		Sep. 30, 2014 Zhijian [Member] USD ($)	Dec. 31, 2013 Zhijian [Member] USD ($)	Dec. 31, 2014 Launcher [Member] USD ($)		Sep. 30, 2014 Launcher [Member] USD ($)	Dec. 31, 2013 Launcher [Member] USD ($)
Equity method investment
Capital injected by limited partner														$ 16,238	99,000
Percentage of equity interest by limited partner														49.50%	49.50%
Percentage of equity interest transferred from other shareholders												0.50%	0.50%						28.76%
Investments transferred from other shareholders												164	1,000
Capital injected by general partner																328	2,000
Aggregate cost of equity method investments										16,402	100,000								285
Percentage of equity interest in equity method investee										49.505%	49.505%
Gain/(loss) from equity method investment					543			2,411	2,411
Share of net tangible assets acquired																			58
Share of identified intangible assets																			46
Estimated useful life																			10 years
Equity investment goodwill																			181
Percentage of equity interest diluted due to incoming of new investor																		26.01%
Cost method investment
Percentage of equity interest acquired in cost method investee																				30.00%					25.00%											15.70%				18.90%	35.22%						20.00%						20.00%						29.01%		10.00%
Cash consideration																				2,864					2,386									500		600				1,712	2,000						16						500						34,634		2,060						1,789				2,451
Impairment of cost method investment	5,993	[1]		[1]																	2,942					2,451											600
Cost method investments	16,297	[1]	65,285	[1]																	2,942	[1],[2]	2,952	[1],[2]		2,451	[1],[2]	2,460	[1],[2]	6,416	[1]	6,416	[1]				600 [1]	600	[1]			3,901	[1]	3,901	[1]			1,731	[1],[2]	1,738	[1],[2]			[1]		3,504	[1]		43,714	[1]		[1]			1,798	[1]		[1]	2,451	[1]		[1]
Share consideration, number of common shares						30,400,835																													3,821,655											1,152,013						1,150,385						885,478						3,039,449
Share consideration, fair value of common shares																																			5,916											1,901						1,722						3,004						7,015
Percentage of equity interest in cost method investee																														35.14%		35.14%										34.16%		34.16%				18.18%		18.18%
Percentage of equity interest acquired							36.10%																																																45.00%								18.99%				20.00%				15.00%
Percentage of equity interest accumulated in aggregate							55.00%																																																65.00%								58.00%
Additional capital injection																																																													$ 5

[1]	Balances are presented using period-end exchange rate of RMB against USD.
[2]	Changes between the year of 2013 and 2014 are resulted from currency fluctuation.